Acquisitions and Discontinued Operations - Additional Information (Detail) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended
	Jan. 31, 2012 USD ($)	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Mar. 31, 2012 Sun Gard's HE Business USD ($)	Dec. 31, 2012 Sun Gard's HE Business USD ($)	Dec. 31, 2011 Sun Gard's HE Business USD ($)	Jul. 31, 2012 SunGard Global Services France EUR (€)	Dec. 31, 2010 PS UK USD ($)	Dec. 31, 2010 Sun Gards Higher Education Managed Services Reporting Units USD ($)	Mar. 31, 2012 Segment, Discontinued Operations USD ($)	Dec. 31, 2012 Segment, Discontinued Operations USD ($)	Dec. 31, 2010 Segment, Discontinued Operations USD ($)	Jan. 31, 2012 Segment, Discontinued Operations Sun Gard's HE Business USD ($)	Dec. 31, 2012 Deferred Acquisition Costs USD ($)	Dec. 31, 2012 Financial Systems USD ($) Segment	Dec. 31, 2011 Financial Systems USD ($) Segment	Dec. 31, 2010 Financial Systems Segment	Dec. 31, 2010 Availability Services USD ($) Segment
Business Acquisitions and Dispositions [Line Items]
Number of business acquisitions																		2	5	3	1
Cash paid for acquired businesses, net of cash acquired		$ 1	$ 6	$ 40	$ 35	$ 82												$ 39	$ 35		$ 82
Business acquisition, cash paid for deferred purchase price																	1
Contingent purchase price obligations				6
Contingent purchase price obligations, amount included in other long-term debt				3
Net cash proceeds from sale of business	1,222															1,222
Proceeds from sale of business																1,775
Proceed from sale of subsidiary										14
Goodwill impairment charges					3	123					91	32
Loss on disposal															94
Deferred tax expense related to book-over-tax basis difference									135
Increase in goodwill				28	6				14
Gain (loss) on disposal							$ 563	$ 563					$ 563	$ 571	$ (94)